Nature of Operations and Basis of Presentation - Details 1 (Details) - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Earnout shares (in Shares)		8,750
Reallocation shares		$ 4,290,000
Corresponding shares (in Shares)		10,000
Exercise price per share (in Dollars per share)	$ 9.8	$ 9.8
Preferred stock, par value (in Dollars per share)			0.0001
Conversion price (in Dollars per share)	$ 100	$ 100	0.8059
Variable interest percentage	100.00%	100.00%
Warrant [Member]
Nature of Operations and Basis of Presentation [Line Items]
Exercise price per share (in Dollars per share)	$ 1,000	$ 1,000
Predecessor [Member] | Preferred Stock [Member]
Nature of Operations and Basis of Presentation [Line Items]
Conversion of shares (in Shares)		44,155
Conversion of shares value		$ 21,635,926
NewCERo [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)		12,000
Restricted share value		$ 5,880,000
Class A Common Stock [Member] | Predecessor [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)	0.0001	$ 0.0001
Common Stock [Member]
Nature of Operations and Basis of Presentation [Line Items]
Conversion of shares (in Shares)		5,845
Conversion of shares value		$ 2,864,074
Conversion price (in Dollars per share)	22.4	$ 22.4
Common Stock [Member] | Warrant [Member]
Nature of Operations and Basis of Presentation [Line Items]
Exercise price per share (in Dollars per share)	$ 100	$ 100
Series A Preferred Stock [Member]
Nature of Operations and Basis of Presentation [Line Items]
Conversion of shares (in Shares)	38
Conversion of shares value		$ 1,555,000
Preferred stock, par value (in Dollars per share)	$ 1,000	$ 1,000	$ 1.7571
Conversion price (in Dollars per share)	750	750
Series A Preferred Stock [Member] | NewCERo [Member]
Nature of Operations and Basis of Presentation [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
IND Earnout [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)		10,000
Restricted share value		$ 4,900,000
Over-Allotment Option [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)		84,000